INCOME TAXES - Reconciliation updated requirements of ASU 2023-09 (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Feb. 29, 2024
Income tax rate reconciliation, Amount
Chinese mainland statutory income tax rate	$ 171,353	$ 33,028	$ 4,371
Effect of income tax rate difference in other jurisdictions		(14,431)	(70)
Effect of Cross-Border tax laws	1,451
Changes in Valuation allowance	37,982	15,378	6,109
Non-taxable or non-deductible items	3,769
Effect of income tax exemptions and preferential tax rates	(20,658)	(7,225)	(700)
Effect of research and development super deduction expenses	(12,883)
Total income tax provision	$ 154,417	$ 38,320	$ 15,379
Tax Jurisdiction of Domicile [Extensible Enumeration]	CHINA
Income tax rate reconciliation (as a percent)
Chinese mainland statutory income tax rate (as a percent)	25.00%	25.00%	25.00%
Effect of Cross-Border tax laws (as a percent)	0.20%
Changes in Valuation allowance (as a percent)	5.50%
Non-taxable or non-deductible items (as a percent)	0.60%
Effect of income tax exemptions and preferential tax rates (as a percent)	(3.00%)
Effect of research and development super deduction expenses (as a percent)	(1.90%)
Effective Income Tax Rate Reconciliation, Percent, Total	22.50%
Foreign Tax Jurisdiction [Member]
Income tax rate reconciliation, Amount
Total income tax provision	$ 7,978
Others
Income tax rate reconciliation, Amount
Effect of income tax rate difference in other jurisdictions	$ 6,953
Income tax rate reconciliation (as a percent)
Effect of income tax rate difference in other jurisdictions (as a percent)	1.00%
Cayman Islands
Income tax rate reconciliation, Amount
Effect of income tax rate difference in other jurisdictions	$ (33,550)
Income tax rate reconciliation (as a percent)
Effect of income tax rate difference in other jurisdictions (as a percent)	(4.90%)